Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - 12 months ended Dec. 31, 2018	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 0
Additions	74,169,005	$ 10,787,434
Decreases	(74,169,005)	$ (10,787,434)
Balance at end of the year	¥ 0